Offerings - Offering: 1	Sep. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 79,373,380.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,152.06
Offering Note	The filing fee is calculated based on the aggregate cash payment for the proposed per-share cash payment of U.S.$5.00 for 15,874,676 outstanding Class A Common Shares subject to the transaction (the "Transaction Valuation"). The amount of the filing fee, calculated in accordance with Exchange Act Rule 0-11(b)(1) and the Securities and Exchange Commission Fee Rate Advisory #1 for Fiscal Year 2025, was calculated by multiplying the Transaction Valuation by 0.00015310.